UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-4271

DREYFUS MASSACHUSETTS TAX EXEMPT BOND FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	5/31

Date of reporting period:	8/31/04

FORM N-Q

Item 1. Schedule of Investments.

DreyfusMassachusettsTaxExemptBondFund	August31,2004(Unaudited
StatementofInvestments

	Principal
	Amount($)	Value($)
Long-TermMunicipalInvestments--98.5%

Massachusetts--90.6%

Bellingham,GO:
5%,3/1/2017(Insured;AMBAC)	1,945,000	2,092,956
5%,3/1/2018(Insured;AMBAC)	2,040,000	2,185,432
5%,3/1/2019(Insured;AMBAC)	2,140,000	2,282,396
5%,3/1/2020(Insured;AMBAC)	2,245,000	2,383,786

Boston,GO5.75%,2/1/2020
(Prerefunded2/1/2010	3,945,000a	4,514,303

Brookline5.25%,4/1/2020	3,860,000	4,222,145

Holliston5.25%,4/1/2020(Insured;MBIA)	1,655,000	1,806,482

Hopkinton:
5%,9/1/2017	1,735,000	1,866,929
5%,9/1/2018	1,735,000	1,857,005
5%,9/1/2019	1,735,000	1,847,289
5%,9/1/2020	1,735,000	1,837,556

Marblehead:
5%,8/15/2023	1,835,000	1,932,787
5%,8/15/2024	1,925,000	2,018,055

Massachusetts,GO,ConsolidatedLoan:
5.375%,8/1/2021(Insured;MBIA)
(Prerefunded8/1/2012	1,000,000a	1,134,410
5.125%,3/1/2022(Insured;FSA)
(Prerefunded3/1/2012	3,000,000a	3,342,570

MassachusettsBayTransportationAuthority:
GeneralTransportationSystem
6.20%,3/1/2016	2,055,000	2,465,753
Revenue5.25%,7/1/2030	5,000,000	5,267,500
SalesTaxRevenue5.25%,7/1/2021	5,500,000	6,209,445

MassachusettsCollegeBuildingAuthority,
ProjectRevenue:
5.25%,5/1/2020(Insured;XLCA)	2,815,000	3,035,133
ZeroCoupon,5/1/2026(Insured;MBIA	5,385,000	1,793,259

MassachusettsDevelopmentFinanceAgency,Revenue:
(AssumptionCollege)6%,3/1/2030
(Insured;AGIC)	1,905,000	2,095,176
(CollegeofPharmacy)6.75%,7/1/2030	2,000,000	2,142,860
(MountHolyokeCollege)5.25%,7/1/2031	5,000,000	5,186,900
(NevilleCommunitiesHome)6%,6/20/2044	1,500,000	1,631,835
ResourceRecovery(OgdenHaverhillProject)
5.50%,12/1/2019	1,200,000	1,185,264

MassachusettsHealthandEducationalFacilities
Authority,Revenue:
(DaughtersofCharity)
6.10%,7/1/2014	1,100,000	1,147,025
(HarvardUniversityIssue):
5%,7/15/2022	1,900,000	1,995,057
6%,7/1/2035(Prerefunded7/1/2010	2,500,000a	2,936,400
(HealthcareSystem-CovenantHealth
6%,7/1/2022	3,100,000	3,303,794
(MassachusettsInstituteofTechnology):
5%,7/1/2023	1,905,000	2,084,908
5.50%,7/1/2032	2,160,000	2,467,001
(MedicalAcademicandScientific)
6.625%,1/1/2015	2,500,000	2,562,550
(Milford-WhitinsvilleHospital)
6.50%,7/15/2023	1,250,000	1,315,663
(MountAuburnHospital)
6.30%,8/15/2024(Insured;MBIA)	5,000,000	5,117,200
(NewEnglandMedicalCenterHospital)
5.375%,5/15/2017(Insured;FGIC)	1,450,000	1,590,578
(Newton-WellesleyHospital)
5.875%,7/1/2015(Insured;MBIA)	2,000,000	2,099,400
(PartnersHealthCareSystemIssue)
6%,7/1/2017	1,145,000	1,297,480
(SpringfieldCollege)
5.125%,10/15/2023(Insured;AGIC)	1,100,000	1,147,168
(TuftsUniversityIssue)
5.50%,8/15/2017	1,700,000	1,975,502
(WheatonCollegeIssue):
5%,7/1/2018	1,375,000	1,463,935
5%,7/1/2019	1,165,000	1,232,640

MassachusettsHousingFinanceAgency,Revenue:
HousingProjects:
6.30%,10/1/2013(Insured;AMBAC)	20,000	20,231
6.375%,4/1/2021	30,000	30,304
RentalHousing:
6.50%,7/1/2025(Insured;AMBAC)	1,245,000	1,282,039
6.45%,1/1/2036(Insured;AMBAC)	2,135,000	2,198,132
6%,7/1/2037(Insured;AMBAC)	3,900,000	4,003,038
Single-FamilyHousing6.35%,6/1/2017	830,000	859,631

MassachusettsIndustrialFinanceAgency,Revenue:
ElectricalUtility(NantucketElectricCo.)
8.50%,3/1/2016	2,385,000	2,402,291
(OgdenHaverhillProject)5.60%,12/1/2019	1,000,000	995,540
(PhillipsAcademyIssue)5.375%,9/1/2023
(Prerefunded9/1/2008	1,500,000a	1,695,585

MassachusettsPortAuthority,Revenue
5%,7/1/2012(Insured;MBIA)	1,500,000	1,670,865

MassachusettsWaterPollutionAbatementTrust:
5.625%,2/1/2017(Prerefunded2/1/2007	4,870,000a	5,336,984
(PoolProgram)5.375%,8/1/2027	3,000,000	3,188,940

MassachusettsWaterResourcesAuthority,
GeneralRevenue:
5.20%,8/1/2022(Insured;MBIA)	1,000,000	1,063,360
5%,8/1/2042(Insured;MBIA)	1,500,000	1,513,110

Medford,GO5%,3/15/2019(Insured;AMBAC	1,155,000	1,232,177

Northampton(SchoolProjectLoanActof1948
5.75%,5/15/2016(Insured;MBIA)	1,520,000	1,640,946

Pittsfield5.125%,4/15/2022(Insured;MBIA)	1,500,000	1,594,200

Shrewsbury,MunicipalPurposeLoan
5%,8/15/2016	500,000	543,245

TritonRegionalSchoolDistrict:
5.25%,4/1/2019(Insured;FGIC)	1,420,000	1,541,751
5.25%,4/1/2020(Insured;FGIC)	1,420,000	1,536,596

UniversityofMassachusettsBuildingAuthority,
ProjectRevenue
5.25%,11/1/2015(Insured;AMBAC)	1,000,000	1,117,460

U.S.Related-7.9%

PuertoRicoHighwayandTransportationAuthority:
GrantAnticipationRevenue
5%,9/15/2021(Insured;MBIA)	2,400,000	2,572,008
TransportationRevenue:
5%,7/1/2016(Insured;MBIA)	3,000,000	3,320,190
5.75%,7/1/2020	2,000,000	2,321,140

PuertoRicoPublicFinanceCorp.
(CommonwealthAppropriation)
6%,8/1/2026(Insured;AGC)	240,000	288,504
6%,8/1/2026(Insured;AGC)	2,760,000	3,309,157
TotalLong-TermMunicipalInvestments
(cost$138,584,337)		147,350,951
Short-TermMunicipalInvestment-0.4%
Massachusetts;
MassachusettsHealthandEducationalFacilities
Authority,Revenue,VRDN
(PartnersHealthcareSystem
1.33%
(cost$510,000)	510,000	b 510,000
TotalInvestments(cost$139,094,337)	98.9%	147,860,951
CashandReceivables(Net)	1.1%	1,707,865
NetAssets	100.0%	149,568,816
NotestoStatementofInvestments:

a Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Securities payable on demand. Variable interest rate-subject to periodic change.
c Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS MASSACHUSETTS TAX EXEMPT BOND FUND

By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	October 14, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	October 14, 2004

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	October 14, 2004

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)